UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22294

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INVESTMENT GRADE

DEFINED OPPORTUNITY TRUST INC.

FORM N-Q

AUGUST 31, 2015

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 94.0%
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.6%
ZF North America Capital Inc., Senior Notes	4.000%	4/29/20	$570,000	$572,052	(a)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	300,000	291,750	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	590,000	561,237	(a)

Total Auto Components				1,425,039

Automobiles - 2.5%
Ford Motor Co., Senior Bonds	9.215%	9/15/21	1,140,000	1,449,424
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	640,000	765,873
Ford Motor Credit Co., LLC, Senior Notes	4.250%	9/20/22	380,000	392,588
General Motors Co., Senior Notes	4.875%	10/2/23	1,470,000	1,504,273
General Motors Co., Senior Notes	5.200%	4/1/45	490,000	463,261
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	930,000	940,155

Total Automobiles				5,515,574

Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	170,000	178,075
Wynn Macau Ltd., Senior Notes	5.250%	10/15/21	480,000	442,800	(a)

Total Hotels, Restaurants & Leisure				620,875

Media - 7.8%
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	2,400,000	2,829,358
CCO Safari II LLC, Senior Secured Notes	6.384%	10/23/35	180,000	183,775	(a)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	940,000	958,745	(a)
Comcast Corp., Bonds	6.400%	5/15/38	2,500,000	3,098,622
Comcast Corp., Senior Notes	5.700%	7/1/19	1,500,000	1,693,431
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,250,000	1,358,000
DISH DBS Corp., Senior Notes	5.875%	11/15/24	700,000	639,625
Time Warner Cable Inc., Debentures	7.300%	7/1/38	160,000	170,303
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	370,000	373,607
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	1,390,000	1,643,810
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	200,000	181,279
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	370,000	441,538
Time Warner Inc., Senior Notes	4.900%	6/15/42	250,000	244,468
UBM PLC, Notes	5.750%	11/3/20	740,000	802,708	(a)
Viacom Inc., Senior Debentures	5.250%	4/1/44	120,000	103,736
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,000,000	2,086,240	(a)
WPP Finance 2010, Senior Notes	5.625%	11/15/43	260,000	270,911

Total Media				17,080,156

Specialty Retail - 0.8%
American Greetings Corp., Senior Notes	7.375%	12/1/21	280,000	295,750
Gap Inc., Senior Notes	5.950%	4/12/21	1,240,000	1,374,632

Total Specialty Retail				1,670,382

TOTAL CONSUMER DISCRETIONARY				26,312,026

CONSUMER STAPLES - 4.8%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	7.750%	1/15/19	450,000	530,404
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	140,000	141,190
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	590,000	662,135	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	960,000	1,023,063	(a)

Total Beverages				2,356,792

Food & Staples Retailing - 0.4%
CVS Health Corp., Senior Notes	4.875%	7/20/35	310,000	320,842
CVS Health Corp., Senior Notes	5.125%	7/20/45	540,000	579,371

Total Food & Staples Retailing				900,213

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food Products - 0.6%
Kraft Foods Group Inc., Senior Notes	5.000%	6/4/42	$280,000	$286,396
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	110,000	114,065	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	560,000	590,840	(a)
Mondelez International Inc., Senior Notes	4.000%	2/1/24	410,000	420,851

Total Food Products				1,412,152

Tobacco - 2.7%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,000,000	1,239,901
Altria Group Inc., Senior Notes	9.950%	11/10/38	430,000	688,835
Altria Group Inc., Senior Notes	10.200%	2/6/39	280,000	450,749
Reynolds American Inc., Senior Notes	8.125%	6/23/19	540,000	637,364	(a)
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	576,576	(a)
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	586,462	(a)
Reynolds American Inc., Senior Notes	4.750%	11/1/42	1,220,000	1,137,719
Reynolds American Inc., Senior Notes	5.850%	8/15/45	520,000	561,980

Total Tobacco				5,879,586

TOTAL CONSUMER STAPLES				10,548,743

ENERGY - 11.3%
Energy Equipment & Services - 0.4%
Ensco PLC, Senior Notes	5.200%	3/15/25	790,000	707,993
Pride International Inc., Senior Notes	7.875%	8/15/40	150,000	144,980

Total Energy Equipment & Services				852,973

Oil, Gas & Consumable Fuels - 10.9%
Anadarko Petroleum Corp., Senior Notes	5.950%	9/15/16	340,000	354,866
Apache Corp., Senior Notes	6.000%	1/15/37	150,000	157,099
Apache Corp., Senior Notes	5.100%	9/1/40	280,000	261,353
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	152,397
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	613,026
Columbia Pipeline Group Inc., Senior Notes	5.800%	6/1/45	340,000	327,626	(a)
Comstock Resources Inc., Senior Secured Notes	10.000%	3/15/20	580,000	468,350	(a)
ConocoPhillips, Notes	6.500%	2/1/39	1,500,000	1,813,899
Devon Energy Corp., Senior Notes	5.000%	6/15/45	450,000	431,164
Devon Financing Corp. LLC, Debentures	7.875%	9/30/31	1,080,000	1,348,623
Ecopetrol SA, Senior Notes	5.375%	6/26/26	380,000	355,205
Ecopetrol SA, Senior Notes	5.875%	5/28/45	284,000	230,040
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	420,000	452,033
EOG Resources Inc., Senior Notes	6.875%	10/1/18	800,000	914,834
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	32,000	29,920
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	410,000	369,000
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	290,000	255,563	(a)
Hess Corp., Notes	8.125%	2/15/19	1,400,000	1,632,523
Hess Corp., Notes	7.875%	10/1/29	440,000	529,108
Hess Corp., Senior Bonds	6.000%	1/15/40	520,000	520,867
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,320,000	1,560,169
Kerr-McGee Corp., Notes	7.875%	9/15/31	710,000	886,632
Kinder Morgan Energy Partners LP, Senior Notes	5.950%	2/15/18	800,000	859,037
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	940,000	824,286	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	900,000	729,000	(a)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	740,000	345,950	(a)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	660,000	645,988
Noble Energy Inc., Senior Notes	5.250%	11/15/43	240,000	215,123
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	109,000	99,422
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	440,000	356,400
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,000,000	1,024,500
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	250,000	268,750
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	80,000	78,384
Shell International Finance BV, Senior Notes	4.375%	5/11/45	590,000	585,906

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	5.400%	8/15/41	$10,000	$9,074
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	860,000	683,420
Valero Energy Corp., Senior Notes	9.375%	3/15/19	700,000	854,055
Williams Cos. Inc., Notes	7.875%	9/1/21	952,000	1,049,768
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,130,000	1,002,964
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	65,499
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	170,935
Williams Partners LP, Senior Notes	5.250%	3/15/20	460,000	492,107

Total Oil, Gas & Consumable Fuels				24,024,865

TOTAL ENERGY				24,877,838

FINANCIALS - 36.6%
Banks - 15.9%
Bank of America Corp., Junior Subordinated Bonds	6.100%	3/17/25	650,000	635,375	(b)(c)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	970,000	961,512	(b)(c)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	400,000	412,500	(b)(c)
Bank of America Corp., Senior Notes	7.625%	6/1/19	2,760,000	3,265,397
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	1,577,660
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	904,142
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	630,000	719,381
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	330,000	338,333	(a)(b)(c)
CIT Group Inc., Secured Notes	6.625%	4/1/18	480,000	514,800	(a)
CIT Group Inc., Senior Notes	5.000%	8/1/23	350,000	355,250
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	470,000	456,488	(b)(c)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	880,000	842,600	(b)(c)
Citigroup Inc., Senior Notes	6.000%	8/15/17	2,250,000	2,429,437
Citigroup Inc., Senior Notes	8.500%	5/22/19	500,000	604,260
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,350,000	1,965,537
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	783,667
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	5.750%	12/1/43	750,000	818,555
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	5.250%	8/4/45	560,000	576,729
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	500,000	574,375	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,000,000	990,000	(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	200,000	199,250	(b)(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	270,000	268,040
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	700,000	694,750	(b)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	1,883,452
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	822,163
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	150,000	150,779
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	1,060,000	1,073,250	(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	710,000	891,050	(b)(c)
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	1,170,000	1,310,788
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,540,000	1,656,041
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	150,000	160,432
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	820,000	952,582
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	423,125	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	10/1/15	410,000	404,773	(b)(c)
Wachovia Corp., Senior Notes	5.750%	2/1/18	3,180,000	3,479,286
Wells Fargo & Co., Junior Subordinated Bonds	5.900%	6/15/24	560,000	563,500	(b)(c)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	300,000	307,500	(b)(c)

Total Banks				34,966,759

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - 9.0%
Bank of America Corp., Notes	6.875%	4/25/18	$990,000	$1,109,740
Bear Stearns Cos. LLC, Senior Notes	7.250%	2/1/18	1,570,000	1,758,139
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	1,540,000	1,483,309	(a)(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.950%	1/18/18	4,250,000	4,633,601
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	500,000	584,205
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	3,054,515
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	69,460
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	1,340,000	1,293,387	(a)
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	1,750,000	1,951,154
Morgan Stanley, Senior Notes	5.500%	1/26/20	1,950,000	2,172,058
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	173,530
Pershing Square Holdings Ltd., Senior Notes	5.500%	7/15/22	1,100,000	1,085,674	(a)
UBS AG Stamford CT, Subordinated Notes	7.625%	8/17/22	330,000	384,517

Total Capital Markets				19,753,289

Consumer Finance - 1.7%
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	1,620,000	1,887,075
Navient Corp., Senior Notes	7.250%	1/25/22	1,430,000	1,351,350
Navient Corp., Senior Notes	6.125%	3/25/24	480,000	409,200

Total Consumer Finance				3,647,625

Diversified Financial Services - 5.5%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	400,000	420,000	(a)
Blackstone Holdings Finance Co., LLC, Senior Notes	4.450%	7/15/45	310,000	291,418	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	360,000	384,019	(a)
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	838,969
General Electric Capital Corp., Junior Subordinated Bonds	7.125%	6/15/22	100,000	115,495	(b)(c)
General Electric Capital Corp., Junior Subordinated Bonds	6.250%	12/15/22	1,000,000	1,083,750	(b)(c)
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	2,820,000	3,797,387
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	210,000	224,700	(b)
General Electric Capital Corp., Subordinated Notes	5.300%	2/11/21	130,000	146,648
ILFC E-Capital Trust I, Junior Subordinated Notes	4.690%	12/21/65	800,000	754,000	(a)(b)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	810,000	894,037
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	220,000	237,600
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	330,000	391,875
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	670,000	697,771	(a)
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	1,200,000	1,329,204	(a)
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	500,000	510,000	(a)(b)

Total Diversified Financial Services				12,116,873

Insurance - 4.0%
American Equity Investment Life Holding Co., Senior Notes	6.625%	7/15/21	90,000	95,481
American International Group Inc., Senior Notes	6.400%	12/15/20	1,000,000	1,173,016
Aon PLC, Senior Notes	4.750%	5/15/45	160,000	154,467
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	290,000	343,401
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	330,000	344,850	(a)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	330,000	385,275	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	1,023,658	(a)
MetLife Inc., Junior Subordinated Bonds	5.250%	6/15/20	520,000	518,700	(b)(c)
MetLife Inc., Senior Notes	6.817%	8/15/18	1,300,000	1,485,552
Nationwide Mutual Insurance Co., Notes	9.375%	8/15/39	520,000	778,962	(a)
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	1,050,000	1,314,672	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	$660,000	$674,710	(a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	498,043

Total Insurance				8,790,787

Real Estate Management & Development - 0.4%
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	180,000	164,250	(a)
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	90,000	84,825	(a)
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	460,000	620,120

Total Real Estate Management & Development				869,195

Thrifts & Mortgage Finance - 0.1%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	240,000	234,900	(a)

TOTAL FINANCIALS				80,379,428

HEALTH CARE - 4.7%
Biotechnology - 1.6%
AbbVie Inc., Senior Notes	4.400%	11/6/42	320,000	296,603
AbbVie Inc., Senior Subordinated Notes	4.500%	5/14/35	600,000	576,626
AbbVie Inc., Senior Subordinated Notes	4.700%	5/14/45	700,000	679,099
Amgen Inc., Senior Notes	5.150%	11/15/41	700,000	720,111
Celgene Corp., Senior Notes	5.000%	8/15/45	610,000	617,924
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	114,974
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	710,000	705,705

Total Biotechnology				3,711,042

Health Care Providers & Services - 1.5%
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	60,000	55,397
Humana Inc., Senior Notes	7.200%	6/15/18	1,000,000	1,135,592
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,260,000	1,326,716
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	820,000	794,887

Total Health Care Providers & Services				3,312,592

Pharmaceuticals - 1.6%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	790,000	728,547
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	180,000	164,786
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	768,214
Wyeth LLC, Notes	5.950%	4/1/37	1,100,000	1,306,074
Zoetis Inc., Senior Notes	4.700%	2/1/43	270,000	235,748

Total Pharmaceuticals				3,203,369

TOTAL HEALTH CARE				10,227,003

INDUSTRIALS - 4.1%
Aerospace & Defense - 0.4%
Exelis Inc., Senior Notes	5.550%	10/1/21	885,000	981,279

Air Freight & Logistics - 0.4%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	700,000	894,125

Airlines - 1.7%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	480,000	500,352	(a)
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	471,535	485,092	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	190,570	207,959
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	231,215	241,331
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	167,715	181,762
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	605,759	685,265

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - (continued)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	$133,608	$152,312
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Notes	7.750%	12/17/19	429,617	490,301
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	98,592	106,110
United Airlines Inc., Pass-Through Certificates, Senior Secured Notes	10.400%	11/1/16	55,147	59,132
US Airways, Pass-Through Trust, Senior Secured Bonds	5.900%	10/1/24	525,887	576,504

Total Airlines				3,686,120

Commercial Services & Supplies - 0.8%
Republic Services Inc., Senior Notes	5.500%	9/15/19	220,000	244,983
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	900,000	909,000	(a)
Waste Management Inc., Senior Notes	7.750%	5/15/32	500,000	681,222

Total Commercial Services & Supplies				1,835,205

Machinery - 0.3%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	359,812
Valmont Industries Inc., Senior Notes	6.625%	4/20/20	180,000	205,695

Total Machinery				565,507

Road & Rail - 0.5%
Burlington Northern Santa Fe LLC, Senior Notes	4.900%	4/1/44	760,000	777,267
CSX Corp., Senior Notes	3.950%	5/1/50	300,000	261,119
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	40,000	36,200	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	50,000	50,500	(a)

Total Road & Rail				1,125,086

TOTAL INDUSTRIALS				9,087,322

INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.5%
Harris Corp., Senior Notes	4.854%	4/27/35	430,000	413,222
Harris Corp., Senior Notes	5.054%	4/27/45	340,000	323,563
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	490,000	424,884

Total Communications Equipment				1,161,669

Electronic Equipment, Instruments & Components - 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	340,000	346,800

IT Services - 0.0%
First Data Corp., Senior Secured Notes	6.750%	11/1/20	91,000	96,005	(a)

Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp., Senior Notes	4.900%	7/29/45	520,000	536,610
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	360,000	393,977

Total Semiconductors & Semiconductor Equipment				930,587

Software - 0.1%
Activision Blizzard Inc., Senior Notes	6.125%	9/15/23	180,000	193,950	(a)

TOTAL INFORMATION TECHNOLOGY				2,729,011

MATERIALS - 4.0%
Chemicals - 0.1%
Ecolab Inc., Senior Notes	5.500%	12/8/41	260,000	292,604

Metals & Mining - 3.7%
Alcoa Inc., Senior Notes	5.125%	10/1/24	520,000	512,200
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,200,000	964,424
Glencore Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	1,200,000	1,229,012	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	2,000,000	2,454,856

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Southern Copper Corp., Senior Notes	5.375%	4/16/20	$260,000	$282,628
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	240,000	249,900
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,100,000	1,797,600
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	500,000	436,250	(a)
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	140,000	126,271

Total Metals & Mining				8,053,141

Paper & Forest Products - 0.2%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	510,000	504,900

TOTAL MATERIALS				8,850,645

TELECOMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 7.2%
AT&T Inc., Global Notes	5.600%	5/15/18	1,500,000	1,635,943
AT&T Inc., Senior Notes	4.500%	5/15/35	370,000	341,016
AT&T Inc., Senior Notes	5.550%	8/15/41	440,000	443,755
AT&T Inc., Senior Notes	4.750%	5/15/46	60,000	54,902
British Telecommunications PLC, Bonds	9.625%	12/15/30	2,000,000	2,922,434
Embarq Corp., Notes	7.995%	6/1/36	1,500,000	1,590,000
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	1,250,000	1,215,625
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	330,000	429,379
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	830,000	839,337	(a)
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	140,000	171,814
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	400,000	382,360	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,460,000	2,701,392
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	1,473,000	1,750,852
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	1,508,000	1,386,217

Total Diversified Telecommunication Services				15,865,026

Wireless Telecommunication Services - 1.5%
America Movil SAB de CV, Senior Notes	4.375%	7/16/42	800,000	733,023
Rogers Communications Inc., Senior Notes	6.800%	8/15/18	1,000,000	1,127,962
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	280,000	312,550	(a)
Sprint Corp., Senior Notes	7.875%	9/15/23	700,000	674,625
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	523,247

Total Wireless Telecommunication Services				3,371,407

TOTAL TELECOMMUNICATION SERVICES				19,236,433

UTILITIES - 6.6%
Electric Utilities - 5.2%
Berkshire Hathaway Energy Co., Bonds	6.125%	4/1/36	1,000,000	1,186,665
Berkshire Hathaway Energy Co., Senior Notes	5.750%	4/1/18	1,000,000	1,097,968
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000	550,100
Commonwealth Edison Co., First Mortgage Bonds	5.800%	3/15/18	600,000	661,290
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000	776,139
FirstEnergy Corp., Notes	7.375%	11/15/31	3,040,000	3,647,799
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	2,000,000	2,040,000
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	600,000	715,140
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	500,000	779,649

Total Electric Utilities				11,454,750

Gas Utilities - 0.8%
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	1,500,000	1,768,653

Independent Power and Renewable Electricity Producers - 0.6%
AES Corp., Senior Notes	8.000%	6/1/20	1,100,000	1,276,715

TOTAL UTILITIES				14,500,118

TOTAL CORPORATE BONDS & NOTES (Cost - $192,714,198)				206,748,567

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 0.5%
Alabama - 0.1%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants	6.000%	10/1/42	$310,000	$346,565

California - 0.1%
University of California Revenue	4.062%	5/15/33	220,000	219,531

Illinois - 0.3%
Chicago, IL, GO, Taxable Project	7.781%	1/1/35	20,000	20,336
Illinois State, GO, Build America Bonds-Taxable	6.725%	4/1/35	530,000	549,128

Total Illinois				569,464

TOTAL MUNICIPAL BONDS (Cost - $1,143,278)				1,135,560

SENIOR LOANS - 0.3%
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.3%
Nielsen Finance LLC, USD Term Loan B2 (Cost - $635,193)	3.192%	4/15/21	635,193	637,129	(d)(e)

SOVEREIGN BONDS - 0.8%
Colombia - 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	431,000	420,764

Turkey - 0.6%
Republic of Turkey, Senior Bonds	4.250%	4/14/26	520,000	487,879
Republic of Turkey, Senior Notes	4.875%	4/16/43	840,000	741,258

Total Turkey				1,229,137

TOTAL SOVEREIGN BONDS (Cost - $1,698,949)				1,649,901

			SHARES
COMMON STOCKS - 0.7%
FINANCIALS - 0.7%
Banks - 0.7%
Citigroup Inc. (Cost - $1,474,006)			29,728	1,589,853

CONVERTIBLE PREFERRED STOCKS - 0.5%
HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Allergan PLC (Cost - $1,015,500)	5.500%		1,000	1,026,940

PREFERRED STOCKS - 1.5%
FINANCIALS - 1.5%
Capital Markets - 0.2%
State Street Corp.	5.900%		16,755	436,132	(b)

Consumer Finance - 1.0%
GMAC Capital Trust I	8.125%		85,800	2,190,474	(b)

Diversified Financial Services - 0.2%
Citigroup Capital XIII	7.875%		17,525	447,764	(b)

Insurance - 0.1%
Delphi Financial Group Inc.	7.376%		9,325	233,708	(b)

TOTAL PREFERRED STOCKS (Cost - $3,166,699)				3,308,078

TOTAL INVESTMENTS - 98.3% (Cost - $201,847,823#)				216,096,028
Other Assets in Excess of Liabilities - 1.7%				3,756,867

TOTAL NET ASSETS - 100.0%				$219,852,895

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2015

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

GO	— General Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes:
Utilities	—	$12,460,118	$2,040,000	$14,500,118
Other corporate bonds & notes	—	192,248,449	—	192,248,449
Municipal bonds	—	1,135,560	—	1,135,560
Senior loans	—	637,129	—	637,129
Sovereign bonds	—	1,649,901	—	1,649,901
Common stocks	$1,589,853	—	—	1,589,853
Convertible preferred stocks	1,026,940	—	—	1,026,940
Preferred stocks	3,074,370	233,708	—	3,308,078

Total investments	$5,691,163	$208,364,865	$2,040,000	$216,096,028

Other financial instruments:
Futures contracts	$388,171	—	—	$388,171
Forward foreign currency contracts	—	$135,039	—	135,039
Centrally cleared interest rate swaps	—	109,341	—	109,341

Total other financial instruments	$388,171	$244,380	—	$632,551

Total	$6,079,334	$208,609,245	$2,040,000	$216,728,579

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$84,417	—	—	$84,417
Forward foreign currency contracts	—	$195,407	—	195,407
OTC credit default swaps on corporate issues - buy protection‡	—	39,320	—	39,320

Total	$84,417	$234,727	—	$319,144

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

2. Investments

At August 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,291,912
Gross unrealized depreciation	(4,043,707)

Net unrealized appreciation	$14,248,205

Notes to Schedule of Investments (unaudited) (continued)

At August 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	8	12/15	$1,751,026	$1,747,750	$(3,276)
U.S. Treasury 5-Year Notes	24	12/15	2,882,859	2,866,500	(16,359)
U.S. Treasury Ultra Long-Term Bonds	17	12/15	2,757,688	2,692,906	(64,782)

					(84,417)

Contracts to Sell:
U.S. Treasury 10-Year Notes	106	12/15	13,557,398	13,468,625	88,773
U.S. Treasury Long-Term Bonds	77	12/15	12,205,523	11,906,125	299,398

					388,171

Net unrealized appreciation on open futures contracts					$303,754

At August 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,329,809	EUR	2,110,000	Bank of America N.A.	10/16/15	$(39,505)
USD	1,138,593	EUR	980,000	Bank of America N.A.	10/16/15	38,153
USD	1,150,250	JPY	136,070,000	Bank of America N.A.	10/16/15	27,100
INR	214,570,000	USD	3,339,611	Citibank N.A.	10/16/15	(137,556)
USD	1,025,948	EUR	930,000	Citibank N.A.	10/16/15	(18,346)
USD	3,270,000	INR	214,446,600	Citibank N.A.	10/16/15	69,786

Total						$(60,368)

Abbreviations used in this table:

EUR	— Euro
INR	— Indian Rupee
JPY	— Japanese Yen
USD	— United States Dollar

At August 31, 2015, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange	$2,192,000	2/15/41	2.442% semi-annually	3-Month LIBOR	$(10,091)	$109,341

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2015[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Goldman Sachs Group Inc. (E.I. du Pont de Nemours & Co., 5.250%, due 12/15/16)	$780,000	3/20/19	0.389%	1.000% quarterly	$(16,713)	$(15,788)	$(925)
Goldman Sachs Group Inc. (PPG Industries Inc., 6.650%, due 3/15/18)	856,423	3/20/19	0.249%	1.000% quarterly	(22,607)	(16,158)	(6,449)

Total	$1,636,423				$(39,320)	$(31,946)	$(7,374)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Investment Grade Defined Opportunity Trust Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 21, 2015